UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1685

Name of Registrant:	Vanguard Morgan Growth Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

Item 1:	Schedule of Investments

Vanguard Morgan Growth Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)
Common Stocks (95.8%)
Consumer Discretionary (9.9%)
*	AutoZone Inc.	340,600	47,503
	NIKE, Inc. Class B	864,100	44,069
*	Apollo Group, Inc. Class A	484,300	37,107
	TJX Cos., Inc.	1,770,000	36,409
*	Amazon.com, Inc.	635,800	32,604
	McDonald's Corp.	400,600	24,913
*	O'Reilly Automotive, Inc.	743,600	22,858
	Advance Auto Parts, Inc.	675,400	22,727
*	ITT Educational Services, Inc.	215,700	20,487
	Yum! Brands, Inc.	634,900	19,999
*	Urban Outfitters, Inc.	1,229,100	18,412
	The Walt Disney Co.	766,400	17,390
*	Dollar Tree, Inc.	346,000	14,463
*	NVR, Inc.	29,800	13,596
	DeVry, Inc.	227,200	13,044
	Comcast Corp. Class A	751,926	12,693
	The Gap, Inc.	918,900	12,304
	Lowe's Cos., Inc.	565,900	12,178
*	DreamWorks Animation SKG, Inc.	410,000	10,357
*	LKQ Corp.	849,600	9,906
	Burger King Holdings Inc.	408,200	9,748
*	Kohl's Corp.	259,300	9,387
*	Tractor Supply Co.	243,700	8,807
*	Bed Bath & Beyond, Inc.	335,200	8,521
	Service Corp. International	1,645,300	8,177
	Family Dollar Stores, Inc.	305,800	7,972
*	GameStop Corp. Class A	362,600	7,854
*	Penn National Gaming, Inc.	337,400	7,214
	Target Corp.	207,800	7,175
	Scripps Networks Interactive	320,700	7,055
	Omnicom Group Inc.	256,300	6,900
*	DIRECTV Group, Inc.	243,126	5,570
*	Panera Bread Co.	106,300	5,553
	Tiffany & Co.	232,100	5,485
	Comcast Corp. Special Class A	285,134	4,605
*	Liberty Media Corp.	240,308	4,201
	Gentex Corp.	469,700	4,147
*	WMS Industries, Inc.	132,700	3,570
	Snap-On Inc.	90,100	3,548
	Polo Ralph Lauren Corp.	76,600	3,478
	Ctrip.com International Ltd. ADR	133,500	3,177
*	DISH Network Corp.	249,900	2,771
	International Game Technology	232,800	2,768
	Ross Stores, Inc.	88,700	2,637
*	Coach, Inc.	99,700	2,071

	Tim Hortons, Inc.	68,700	1,981
	H & R Block, Inc.	55,700	1,266
	Cablevision Systems NY Group Class A	9,300	157

			588,814
Consumer Staples (11.4%)
	Wal-Mart Stores, Inc.	2,610,100	146,322
	Philip Morris International Inc.	2,415,500	105,098
	Colgate-Palmolive Co.	1,153,500	79,061
	PepsiCo, Inc.	840,100	46,012
	The Procter & Gamble Co.	665,736	41,156
	The Coca-Cola Co.	777,278	35,187
	Kellogg Co.	791,300	34,699
	Costco Wholesale Corp.	627,299	32,933
	Kimberly-Clark Corp.	557,300	29,392
	Nestle SA ADR	638,200	25,273
	Campbell Soup Co.	457,200	13,721
	CVS Caremark Corp.	437,410	12,571
	Molson Coors Brewing Co. Class B	225,600	11,036
*	Central European Distribution Corp.	466,300	9,186
	Sysco Corp.	342,500	7,857
	Herbalife Ltd.	324,400	7,033
	Walgreen Co.	276,800	6,829
	Avon Products, Inc.	269,400	6,474
	The Kroger Co.	222,900	5,887
	H.J. Heinz Co.	142,900	5,373
*	Dr. Pepper Snapple Group, Inc.	318,900	5,182
	McCormick & Co., Inc.	146,500	4,667
	The Estee Lauder Cos. Inc. Class A	148,700	4,604
*	Cadbury PLC	121,700	4,341
	Archer-Daniels-Midland Co.	54,967	1,585
	Lorillard, Inc.	14,200	800
	General Mills, Inc.	4,600	279

			682,558
Energy (7.0%)
	Occidental Petroleum Corp.	1,447,800	86,854
	XTO Energy, Inc.	1,419,402	50,062
	Schlumberger Ltd.	871,500	36,891
	Hess Corp.	551,800	29,599
*	Southwestern Energy Co.	799,300	23,156
	Noble Energy, Inc.	396,400	19,511
	Smith International, Inc.	833,900	19,088
	Diamond Offshore Drilling, Inc.	284,400	16,763
*	Transocean Ltd.	346,707	16,382
	Apache Corp.	136,900	10,203
*	Ultra Petroleum Corp.	274,800	9,483
	Cabot Oil & Gas Corp.	331,000	8,606
*	Weatherford International Ltd.	766,400	8,292
*	Continental Resources, Inc.	356,000	7,373
	Noble Corp.	306,200	6,755
	Murphy Oil Corp.	143,600	6,369
	Core Laboratories N.V.	100,400	6,010
	Tidewater Inc.	147,800	5,952

	Peabody Energy Corp.	246,100	5,599
*	Petrohawk Energy Corp.	333,300	5,209
	Williams Cos., Inc.	359,700	5,208
	ENSCO International, Inc.	173,951	4,938
	EOG Resources, Inc.	65,100	4,334
*	Plains Exploration & Production Co.	174,300	4,051
*	Atwood Oceanics, Inc.	262,000	4,003
	CONSOL Energy, Inc.	131,500	3,758
*	Cameron International Corp.	181,700	3,725
*	Oceaneering International, Inc.	124,400	3,625
	Arch Coal, Inc.	159,100	2,592
	Baker Hughes Inc.	62,300	1,998
	Halliburton Co.	107,600	1,956
	Chesapeake Energy Corp.	82,800	1,339
*	National Oilwell Varco Inc.	33,000	806
	Massey Energy Co.	13,400	185

			420,675
Exchange-Traded Fund (0.7%)
[1]	Vanguard Growth ETF	1,044,900	41,284

Financials (5.0%)
	Charles Schwab Corp.	1,710,355	27,656
	Morgan Stanley	1,132,100	18,159
	The Chubb Corp.	341,200	17,401
	The Goldman Sachs Group, Inc.	205,900	17,376
	M & T Bank Corp.	279,000	16,017
	Aon Corp.	350,200	15,997
	Northern Trust Corp.	256,300	13,364
*	Berkshire Hathaway Inc. Class B	3,700	11,892
	U.S. Bancorp	442,200	11,059
	Ace Ltd.	207,100	10,960
	Invesco, Ltd.	697,800	10,076
	W.R. Berkley Corp.	318,500	9,874
	Everest Re Group, Ltd.	127,600	9,715
	AFLAC Inc.	195,300	8,953
	Banco Itau Holding Financeira SA ADR	761,384	8,832
	BlackRock, Inc.	64,700	8,680
*	Nasdaq Stock Market Inc.	340,200	8,406
*	Affiliated Managers Group, Inc.	196,400	8,233
	JPMorgan Chase & Co.	249,100	7,854
	Marsh & McLennan Cos., Inc.	310,400	7,533
	T. Rowe Price Group Inc.	189,900	6,730
	Annaly Capital Management Inc. REIT	398,200	6,319
*	TD Ameritrade Holding Corp.	373,600	5,324
	State Street Corp.	122,800	4,830
	Hudson City Bancorp, Inc.	270,400	4,316
	Raymond James Financial, Inc.	248,900	4,264
	Discover Financial Services	402,000	3,831
	Simon Property Group, Inc. REIT	54,900	2,917
	CME Group, Inc.	13,050	2,716
	Franklin Resources Corp.	30,400	1,939
	Public Storage, Inc. REIT	22,400	1,781

*	The St. Joe Co.	66,700	1,622
	Bank of New York Mellon Corp.	50,200	1,422
	American Express Co.	64,200	1,191

			297,239
Health Care (20.8%)
	Abbott Laboratories	2,313,930	123,494
*	Gilead Sciences, Inc.	1,963,100	100,393
*	Genentech, Inc.	973,045	80,675
	Eli Lilly & Co.	1,655,300	66,659
	Johnson & Johnson	1,102,500	65,963
	Baxter International, Inc.	910,072	48,771
*	Medco Health Solutions, Inc.	1,091,900	45,761
	Merck & Co., Inc.	1,421,400	43,211
*	Celgene Corp.	759,000	41,957
	Medtronic, Inc.	1,193,599	37,503
*	Amgen Inc.	647,100	37,370
*	Genzyme Corp.	500,812	33,239
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	762,200	32,447
*	Varian Medical Systems, Inc.	811,000	28,417
	Alcon, Inc.	282,100	25,160
*	Express Scripts Inc.	437,100	24,032
	AstraZeneca Group PLC ADR	580,500	23,818
	Omnicare, Inc.	768,800	21,342
*	St. Jude Medical, Inc.	596,300	19,654
*	Life Technologies Corp.	740,500	17,261
*	Endo Pharmaceuticals Holdings, Inc.	643,900	16,664
*	Cephalon, Inc.	208,580	16,069
	Wyeth	421,200	15,799
*	Intuitive Surgical, Inc.	115,228	14,633
*	Mylan Inc.	1,439,200	14,234
*	DaVita, Inc.	272,700	13,518
*	ResMed Inc.	313,600	11,754
	PerkinElmer, Inc.	813,100	11,310
*	Covance, Inc.	244,800	11,268
	Pharmaceutical Product Development, Inc.	350,500	10,168
*	BioMarin Pharmaceutical Inc.	569,400	10,135
	Beckman Coulter, Inc.	230,600	10,133
*	Psychiatric Solutions, Inc.	357,400	9,954
*	Roche Holding AG ADR	129,100	9,875
*	Biogen Idec Inc.	199,400	9,497
	UnitedHealth Group Inc.	353,700	9,408
	C.R. Bard, Inc.	98,600	8,308
*	VCA Antech, Inc.	400,700	7,966
	Schering-Plough Corp.	459,420	7,824
	Quest Diagnostics, Inc.	138,900	7,210
*	Hologic, Inc.	517,700	6,766
*	Laboratory Corp. of America Holdings	101,700	6,550
*	Edwards Lifesciences Corp.	118,900	6,534
	Shire Pharmaceuticals Group PLC ADR	145,500	6,515
*	IDEXX Laboratories, Inc.	174,000	6,278
*	Patterson Companies, Inc.	319,900	5,998

*	Thermo Fisher Scientific, Inc.	175,900	5,993
*	Immucor Inc.	218,800	5,816
*	WellPoint Inc.	136,172	5,737
*	Myriad Genetics, Inc.	79,300	5,254
*	Warner Chilcott Ltd.	359,100	5,207
	Covidien Ltd.	122,000	4,421
*	Lincare Holdings, Inc.	160,700	4,328
	Techne Corp.	64,200	4,142
*	Qiagen NV	235,700	4,139
	McKesson Corp.	100,200	3,881
*	Amylin Pharmaceuticals, Inc.	344,200	3,735
	Shionogi & Co., Ltd.	133,000	3,432
	Stryker Corp.	66,500	2,657
	Becton, Dickinson & Co.	15,600	1,067
	DENTSPLY International Inc.	11,800	333

			1,241,637
Industrials (10.1%)
	Raytheon Co.	1,069,200	54,572
	Emerson Electric Co.	1,401,800	51,320
	Caterpillar, Inc.	951,500	42,504
	Fluor Corp.	814,618	36,552
	Cummins Inc.	911,300	24,359
	Lockheed Martin Corp.	288,082	24,222
	General Dynamics Corp.	415,700	23,940
	Dover Corp.	681,300	22,428
	Joy Global Inc.	888,600	20,340
*	Jacobs Engineering Group Inc.	351,200	16,893
	Union Pacific Corp.	321,100	15,349
	Ametek, Inc.	422,127	12,752
	Norfolk Southern Corp.	258,200	12,148
*	Corrections Corp. of America	705,600	11,544
	3M Co.	200,200	11,520
	Burlington Northern Santa Fe Corp.	135,200	10,236
	Ritchie Brothers Auctioneers Inc.	457,100	9,791
*	Stericycle, Inc.	186,900	9,734
	Republic Services, Inc. Class A	369,700	9,165
	Expeditors International of Washington, Inc.	273,400	9,096
*	URS Corp.	220,516	8,990
	United Technologies Corp.	167,500	8,978
	The Boeing Co.	203,600	8,688
*	Clean Harbors Inc.	129,900	8,241
*	Aecom Technology Corp.	264,200	8,119
*	Quanta Services, Inc.	391,000	7,742
*	Waste Connections, Inc.	240,145	7,581
	L-3 Communications Holdings, Inc.	102,200	7,540
*	Foster Wheeler Ltd.	314,240	7,347
	MSC Industrial Direct Co., Inc. Class A	172,800	6,364
	Waste Management, Inc.	187,100	6,201
	C.H. Robinson Worldwide Inc.	107,000	5,888
^	Fastenal Co.	166,900	5,816
	CSX Corp.	175,600	5,702
	FedEx Corp.	88,200	5,658

	Goodrich Corp.	147,000	5,442
*	Navistar International Corp.	252,600	5,401
	J.B. Hunt Transport Services, Inc.	201,800	5,301
*	AGCO Corp.	204,300	4,819
	Deere & Co.	115,200	4,414
	Honeywell International Inc.	132,200	4,340
	ITT Industries, Inc.	93,700	4,309
*	Kansas City Southern	198,600	3,783
	Tyco International, Ltd.	163,400	3,529
	Danaher Corp.	60,000	3,397
	Ryder System, Inc.	82,700	3,207
	The Dun & Bradstreet Corp.	41,480	3,202
	United Parcel Service, Inc.	54,800	3,023
	Precision Castparts Corp.	48,500	2,885
*	First Solar, Inc.	19,100	2,635
	Flowserve Corp.	41,400	2,132
*	Covanta Holding Corp.	86,800	1,906
*	Monster Worldwide Inc.	100,300	1,213

			602,258
Information Technology (26.5%)
	Microsoft Corp.	8,913,275	173,274
*	Cisco Systems, Inc.	10,282,700	167,608
*	Oracle Corp.	7,309,300	129,594
	International Business Machines Corp.	1,262,300	106,235
	QUALCOMM Inc.	2,319,554	83,110
*	Google Inc.	205,200	63,130
	Hewlett-Packard Co.	1,646,200	59,741
	Altera Corp.	3,500,300	58,490
*	Apple Inc.	654,100	55,827
	Visa Inc.	960,700	50,389
*	BMC Software, Inc.	1,748,899	47,063
*	NetApp, Inc.	2,420,200	33,810
	Xilinx, Inc.	1,738,310	30,977
*	Adobe Systems, Inc.	1,406,400	29,942
	Western Union Co.	2,044,036	29,311
	Accenture Ltd.	873,944	28,657
*	QLogic Corp.	2,026,400	27,235
*	Hewitt Associates, Inc.	762,800	21,648
*	Research In Motion Ltd.	488,900	19,839
*	Activision Blizzard, Inc.	1,952,200	16,867
*	Alliance Data Systems Corp.	336,700	15,667
*	SAIC, Inc.	749,500	14,600
*	Affiliated Computer Services, Inc. Class A	314,800	14,465
*	Emulex Corp.	2,068,100	14,435
*	Amdocs Ltd.	783,000	14,321
*	Shanda Interactive Entertainment, Ltd.	438,300	14,183
*,^	Giant Interactive Group Inc.	1,873,000	12,156
*	Equinix, Inc.	193,300	10,282
*	Juniper Networks, Inc.	580,000	10,156
*	Microsemi Corp.	752,400	9,510
*	Intuit, Inc.	388,000	9,230
*	Fiserv, Inc.	249,700	9,082

*	McAfee Inc.	258,600	8,940
	Analog Devices, Inc.	451,300	8,584
*	Symantec Corp.	631,300	8,535
*	FLIR Systems, Inc.	271,900	8,342
*	Check Point Software Technologies Ltd.	406,000	7,710
*	F5 Networks, Inc.	307,500	7,029
^	FactSet Research Systems Inc.	151,600	6,707
*	eBay Inc.	477,600	6,667
	Nintendo Co.	17,100	6,529
	Texas Instruments, Inc.	412,300	6,399
	Corning, Inc.	649,700	6,192
*	NeuStar, Inc. Class A	323,100	6,181
	CA, Inc.	328,000	6,078
*	Concur Technologies, Inc.	183,700	6,029
*	Cognizant Technology Solutions Corp.	325,100	5,871
*	EMC Corp.	556,800	5,830
	MasterCard, Inc. Class A	40,500	5,789
	Global Payments Inc.	172,500	5,656
*	Western Digital Corp.	484,800	5,551
*	ANSYS, Inc.	197,700	5,514
	Automatic Data Processing, Inc.	136,900	5,386
*	Dell Inc.	499,200	5,112
*	LSI Corp.	1,460,400	4,805
*	Broadcom Corp.	274,500	4,658
*	Macrovision Solutions Corp.	362,800	4,589
*	VeriSign, Inc.	219,600	4,190
*	Polycom, Inc.	306,860	4,146
	National Semiconductor Corp.	411,200	4,141
*	MEMC Electronic Materials, Inc.	286,700	4,094
*	NCR Corp.	286,000	4,044
*	Marvell Technology Group Ltd.	588,200	3,923
*	Yahoo! Inc.	318,200	3,882
*	Nuance Communications, Inc.	355,300	3,681
	Applied Materials, Inc.	301,299	3,052
*	Lexmark International, Inc.	65,900	1,773
	Intel Corp.	103,400	1,516
*	Dolby Laboratories Inc.	32,700	1,071

			1,579,030
Materials (3.3%)
	Monsanto Co.	759,357	53,421
	FMC Corp.	664,700	29,732
	The Mosaic Co.	585,200	20,248
*	Crown Holdings, Inc.	1,001,200	19,223
	Praxair, Inc.	174,200	10,341
	Albemarle Corp.	425,500	9,489
	Potash Corp. of Saskatchewan, Inc.	104,000	7,615
	Airgas, Inc.	166,200	6,480
^	Martin Marietta Materials, Inc.	66,200	6,427
*	Pactiv Corp.	237,600	5,911
	Nalco Holding Co.	449,200	5,184
*	Owens-Illinois, Inc.	177,800	4,859
	Cabot Corp.	294,600	4,507

United States Steel Corp.	115,800	4,308
Ecolab, Inc.	115,400	4,056
Celanese Corp. Series A	196,500	2,443
AK Steel Holding Corp.	253,900	2,366
	Newmont Mining Corp. (Holding Co.)	33,100	1,347

			197,957
Telecommunication Services (0.8%)
*	American Tower Corp. Class A	785,600	23,034
*	MetroPCS Communications Inc.	1,012,400	15,034
	Brasil Telecom SA-ADR	445,693	7,987
*	NII Holdings Inc.	81,500	1,481
*	Level 3 Communications, Inc.	535,400	375

			47,911
Utilities (0.3%)
	PPL Corp.	256,300	7,866
	Questar Corp.	184,100	6,018
*	NRG Energy, Inc.	46,700	1,089
*	AES Corp.	125,200	1,032

			16,005
Total Common Stocks (Cost $6,788,326)			5,715,368

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (4.7%)
Money Market Fund (3.8%)
[2,3]	Vanguard Market Liquidity Fund	1.378%		225,896,189	225,896
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (0.5%)
	J.P. Morgan Securities Inc. (Dated 12/31/08, Repurchase Value $29,500,000, collateralized by Federal National Mortgage Assn. 4.500%-7.000%, 2/1/9-1/1/35)	0.050%		29,500	29,500
U.S. Agency Obligations (0.4%)
[4,5]	Federal Home Loan Bank	2.571%	2/17/09	5,000	5,000
[4,5]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	21,000	20,979
				25,979
Total Temporary Cash Investments (Cost $281,296)				281,375
Total Investments (100.5%) (Cost $7,069,622)				5,996,743
[3] Other Assets and Liabilities-Net (-0.5%)				(32,617)
Net Assets (100%)				5,964,126

*				Non-income-producing security.

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $19,538,000.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $20,457,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
5	Securities with a value of $25,979,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At December 31, 2008, the cost of investment securities for tax purposes was $7,069,622,000. Net unrealized depreciation of investment securities for tax purposes was $1,072,879,000, consisting of unrealized gains of $298,008,000 on securities that had risen in value since their purchase and $1,370,887,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.0% and 2.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	580	130,515	4,026
E-mini S&P 500 Index	34	1,530	36

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	5,931,303	4,062
Level 2- Other significant observable inputs	65,440	-
Level 3- Significant unobservable inputs	-	-
Total	5,996,743	4,062

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MORGAN GROWTH FUND

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	February 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	February 13, 2009

VANGUARD MORGAN GROWTH FUND

BY:	/s/THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date:	February 13, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.